RELATED PARTY TRANSACTION AND BALANCES (Details) - Royalty agreements - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RMS
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 270,000	¥ 152,000	¥ 133,000
Royalty payables due to related parties	68,000	74,000
RCC
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	20,000	60,000	¥ 169,000
Royalty payables due to related parties	¥ 500	¥ 8,000